Note 23 (Tables)	12 Months Ended
Dec. 31, 2024
Assets and Liabilities under reinsurance and insurance contracts [Abstract]
Liabilities under Insurance and Reinsurance Contracts [Table Text Block]
The heading “Liabilities under insurance and reinsurance contracts” in the consolidated balance sheets includes the liabilities recorded under insurance contracts of the consolidated insurance entities in accordance with IFRS 17 (see Note 2.2.8). The breakdown of the balance of this heading as of December 31, 2024, 2023 and 2022 is as follows:

Liabilities under insurance and reinsurance contracts (Millions of Euros)
	2024	2023	2022 ⁽¹⁾
Insurances	10,981	12,110	10,131
Liabilities for remaining coverage	9,835	10,900	9,157
Estimates of the present value of cash flows	8,462	9,516	7,905
Risk adjustment	150	171	155
Cost service margin	1,224	1,213	1,097
Liabilities for incurred claims	1,146	1,210	974
Estimates of the present value of cash flows	1,129	1,191	959
Risk adjustment	17	19	15
Reinsurances	—	—	—
Total	10,981	12,110	10,131
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).

Liaiblities under insurance and reinsurance contracts by type of product [Table Text Block]
In addition, the breakdown of “Liabilities under insurance and reinsurance contracts” in the consolidated balance sheets by type of product as of December 31, 2024, 2023 and 2022, excluding insurance contracts valued following the Simplified Model, is shown in the table below:

Liabilities under insurance and reinsurance contracts by type of product (Millions of Euros)
	2024	2023	2022 ⁽³⁾
Liabilities for remaining coverage	9,835	10,900	9,157
Life insurance	9,555	10,657	8,962
Individuals life insurance ⁽¹⁾	7,643	8,900	7,592
Group insurance ⁽²⁾	1,912	1,757	1,370
Non-life insurance	280	243	195
Liabilities for incurred claims	1,146	1,210	974
Total	10,981	12,110	10,131
(1) Provides coverage in the event of death, disability and serious illness.
(2) The insurance policies purchased by employers (other than BBVA Group) on behalf of their employees.
(3) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).

Variation in liabilities under Insurance and Reinsurance Contracts analyzed by liabilities for the remaining coverage and liabilities for incurred claims [Table Text Block]
The variation in liabilities under insurance and reinsurance contracts analyzed by liability for the remaining coverage and liability for incurred claims for the years 2024, 2023 and 2022 is shown below:

Variation in liabilities under insurance and reinsurance contracts analyzed by liabilities for the remaining coverage and the liabilities for incurred claims. December 2024 (Millions of Euros)
	Liability for remaining coverage	Liability for incurred claims	Total

Initial balance	10,900	1,210	12,110
Result from insurance service	(3,371)	1,862	(1,509)
Insurance revenue	(3,494)	—	(3,494)
Insurance expense	124	1,862	1,985
Financial income/ expenses from insurance contracts	(407)	12	(395)
Exchange differences	(657)	(110)	(767)
Cash flows	3,370	(1,828)	1,542
Final balance	9,835	1,146	10,981

Variation in liabilities under insurance and reinsurance contracts analyzed by liabilities for the remaining coverage and the liabilities for incurred claims. December 2023 (Millions of Euros)
	Liability for remaining coverage	Liability for incurred claims	Total

Initial balance	9,157	974	10,131
Result from insurance service	(2,822)	1,532	(1,289)
Insurance revenue	(2,897)	—	(2,897)
Insurance expense	75	1,532	1,607
Financial income/ expenses from insurance contracts	563	1	564
Exchange differences	1,008	59	1,067
Cash flows	2,994	(1,357)	1,637
Final balance	10,900	1,210	12,110

Variation in liabilities under insurance and reinsurance contracts analyzed by liabilities for the remaining coverage and the liabilities for incurred claims. December 2022 (Millions of Euros)
	Liability for remaining coverage	Liability for incurred claims	Total

Initial balance	8,875	1,097	9,972
Result from insurance service	(2,446)	1,260	(1,186)
Insurance revenue	(2,575)	—	(2,575)
Insurance expense	130	1,260	1,390
Financial income/ expenses from insurance contracts	(694)	2	(692)
Exchange differences	1,048	51	1,099
Cash flows	2,375	(1,437)	938
Final balance	9,157	974	10,131

Variation in liabilities under Insurance and Reinsurance contracts by valuation components [Table Text Block]
The variation of liabilities under insurance and reinsurance contracts, distinguishing between their different valuation components, excluding contracts valued under the Simplified Model, for the years 2024, 2023 and 2022 is shown below:

Variation in liabilities under insurance and reinsurance contracts analyzed by valuation component. December 2024 (Millions of Euros)
	Estimated present value of future cash flows	Risk adjustment	Contractual service margin ⁽¹⁾	Total
Initial balance	9,738	167	1,213	11,118
Insurance service result	(345)	(17)	44	(318)
Changes that relate to current services	(969)	(29)	(270)	(1,267)
Changes that relate to future services	(350)	12	314	(24)
Changes that relate to past services	974	—	—	974
Financial income/ expenses from insurance contracts	(457)	3	49	(406)
Exchange rate differences	(636)	(3)	(82)	(721)
Cash flows	411	—	—	411
Final balance	8,710	150	1,224	10,084
(1) In general, the transition approach for calculating the contractual service margin has been the fair value approach for long-term contracts and the full retrospective approach for short-term contracts.

Variation in liabilities under insurance and reinsurance contracts analyzed by valuation component. December 2023 (Millions of Euros)
	Estimated present value of future cash flows	Risk adjustment	Contractual service margin ⁽¹⁾	Total
Initial balance	8,056	150	1,097	9,303
Insurance service result	(384)	—	(23)	(406)
Changes that relate to current services	(749)	(26)	(185)	(960)
Changes that relate to future services	(189)	26	163	—
Changes that relate to past services	554	—	—	554
Financial income/ expenses from insurance contracts	508	11	45	564
Exchange rate differences	935	6	94	1,035
Cash flows	623	—	—	623
Final balance	9,738	167	1,213	11,118
(1) In general, the transition approach for calculating the contractual service margin has been the fair value approach for long-term contracts and the full retrospective approach for short-term contracts.

Variation in liabilities under insurance and reinsurance contracts analyzed by valuation component. December 2022 (Millions of Euros)
	Estimated present value of future cash flows	Risk adjustment	Contractual service margin ⁽¹⁾	Total
Initial balance	7,945	112	948	9,006
Insurance service result	(606)	46	49	(511)
Changes that relate to current services	(750)	(14)	(144)	(908)
Changes that relate to future services	(270)	60	193	(17)
Changes that relate to past services	413	—	—	413
Financial income/ expenses from insurance contracts	(704)	(20)	29	(694)
Exchange rate differences	1,009	11	72	1,093
Cash flows	412	—	—	412
Final balance	8,056	150	1,097	9,303
(1) In general, the transition approach for calculating the contractual service margin has been the fair value approach for long-term contracts and the full retrospective approach for short-term contracts.

Maturity of liabilities under insurance and reinsurance contracts [Table Text Block]
The maturity of “Liabilities under insurance and reinsurance contracts” is as follows:

Maturity of the liabilities under insurance and reinsurance contracts (Millions of Euros)
	Up to 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
2024	1,556	319	720	8,387	10,981
2023	1,356	962	2,425	7,367	12,110
2022	1,754	663	1,664	6,050	10,131